Cover	Nov. 14, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2022
Entity File Number	001-40598
Entity Registrant Name	JATT Acquisition Corp
Entity Central Index Key	0001855644
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 309, Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	E9 KY1-1104
City Area Code	+44
Local Phone Number	7706 732212
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	JATT
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	JATT WS
Security Exchange Name	NYSE
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	JATT U
Security Exchange Name	NYSE